Recently issued accounting pronouncements	6 Months Ended
Jun. 30, 2024
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently issued accounting pronouncements	Recently issued accounting pronouncements
(a)Recently adopted accounting pronouncements
There were no accounting pronouncements adopted in the current period.
(b)Recently issued accounting guidance not yet adopted
There were no recently issued accounting guidance not yet adopted in the current period.